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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



 1.    Name and address of issuer:

       American General Life Insurance Company
       Separate Account VL-R
       2727-A Allen Parkway
       Houston, Texas 77019-2191

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the box but do
       not list series or classes):              [X]

 3.    Investment Company Act File Number: 811-08561

       Securities Act File Number:         333-42567; 333-53909; 333-89897;
                                           333-80191; 333-90787; 333-43264;
                                           333-65170; 333-82982; 333-103361;
                                           333-109613; 333-118318; 333-137817;
                                           333-143072, 333-144594

 4(a). Last day of fiscal year for which this Form is filed: 12/31/2007


 4(b). [ ]      Check box if this Form is being filed late (i.e., more
                than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ]      Check box if this is the last time the issuer will be
                filing this Form.


 5.    Calculation of registration fee:

       (i)   Aggregate sale price of
             securities sold during the fiscal
             year pursuant to Section 24(f):                      $ 131,117,152
                                                                  -------------
       (ii)  Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                     $ 100,515,690
                                                  -------------
       (iii) Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending
             no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees
             payable to the Commission:           $           0
                                                  -------------

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        (iv)   Total available redemption
               credits [add Items 5(ii) and
               5(iii)]:                                        -   $100,515,690
                                                                   -------------
        (v)    Net sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from Item
               5(i)]:                                              $30,601,462
                                                                   -------------
        (vi)   Redemption credits available for
               use in future years--if Item
               5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item
               5(i)]:                              $         0
                                                   -----------

        (vii)  Multiplier for determining
               registration fee
               (See Instruction C.9):                          X    0.00003930
                                                                   -------------
        (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                          =   $       1,203
                                                                   =============
6.      Prepaid Shares
        If the response to Item 5(i) was determined by deducting an amount of securities that were registered underthe Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report theamount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares orother units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year forwhich this form is filed that are available for use by the issuer in future fiscal years, then state that numberhere: N/A.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (seeInstruction D):

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                   $     1,203
                                                                   =============
9. Date the registration fee and any interest payment was sent to the Commission's lockboxdepository:
                                                                   2/14/2008
             Method of Delivery:

                           [X]  Wire Transfer
                           [ ]  Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Edward F. Bacon
                          --------------------------------
                          Edward F. Bacon - Vice President
Date   2/15/2008

* Please print the name and title of the signing officer below the signature.